Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accrued Expenses
Defined contribution plan	$ 1,928	$ 1,088	$ 1,199
Professional fees	4,456	0
Accrued payroll and related benefits	8,246	3,024	1,185
Sales and use tax	9,412	1,367	532
Bonus accrual	3,683	4,845	554
Interest payable	27,733	345	9
Advance from customer	2,898	0
Other accrued expenses	7,933	2,229	342
Total accrued expenses	$ 66,289	$ 12,898	$ 4,225